Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Consolidated Balance Sheet (Extract)
Consolidated Balance Sheet
s
(Extract)

	December 31, 2017 (As previously reported)	Changes in accounting policy – IFRS 9	Changes in accounting policy – IFRS 15	January 1, 2018 (As restated)

	Million	Million	Million	Million
Assets
Non-current assets
Investments accounted for using the equity method	132,499	(2,194)	—	130,305
Deferred tax assets	33,343	24	(2,879)	30,488
Financial assets at fair value through other comprehensive income	—	44	—	44
Available-for-sale financial assets	44	(44)	—	—
Other non-current assets	—	—	6,469	6,469

Current assets
Contract assets	—	—	4,139	4,139
Accounts receivable	24,153	(195)	—	23,958
Financial assets at fair value through profit or loss	—	65,630	—	65,630
Available-for-sale financial assets	65,630	(65,630)	—	—

Equity and liabilities
Liabilities
Current liabilities
Accrued expenses and other payables	190,866	—	(782)	190,084
Deferred revenue	85,282	—	(385)	84,897

Equity
Reserves	583,506	(2,365)	8,896	590,037

Consolidated Balance Sheets (Extracted)

	December 31,	Changes in
	2018	accounting	January 1,
	(As previously	policy	2019
	reported)	– IFRS 16	(As restated)
	Million	Million	Million
Assets
Non-current assets
Right-of-use assets	—	84,289	84,289
Land use rights and others	27,778	(4,665)	23,113
Investments accounted for using the equity method	145,325	(1,216)	144,109
Deferred tax assets	29,654	488	30,142

Current assets
Prepayments and other current assets	27,002	(1,811)	25,191

Equity and liabilities
Liabilities
Current liabilities
Lease liabilities	—	19,917	19,917

Non-current liabilities
Lease liabilities – non-current	—	60,290	60,290
Deferred tax liabilities	822	(16)	806
Equity
Reserves	650,275	(3,106)	647,169

Reconciliation Between Operating Lease Commitments And Lease Liabilities
(ii)	The reconciliation between the operating lease commitments disclosed as of December 31, 2018 and the lease liabilities recognized as of January 1, 2019 is as follows:

	Note	Million
Operating lease commitments disclosed as of December 31, 2018		220,301
Discounted using the lessee’s incremental borrowing rate at the date of initial application		202,651
Less: Short-term leases and low-value leases recognized on a straight-line basis as expense		(5,827)
Contracts reassessed as service arrangement	(i)	(90,520)
Variable lease payments not recognized as lease liabilities	(ii)	(26,097)

Lease liabilities recognized as of January 1, 2019		80,207

Of which:
Current portion		19,917
Non-current portion		60,290
Notes:

(i)	Contracts reassessed as service arrangement primarily comprise non-lease component of lease contracts of telecommunications towers and related assets, lines and network assets, etc..

(ii)
Variable lease payments not recognized as lease liabilities primarily comprise variable lease payments not based on an index or a rate of lease contracts of telecommunications towers and related assets.

Summary of Effects Arising from Initial Application of IFRS 15
Consolidated Statement
s
of Comprehensive Income
(Extract)

	2018
	As reported	Adjustments	Amounts without adoption of IFRS 15

	Million	Million	Million
Operating revenue
Revenue from telecommunications services	670,907	10,833	681,740
Revenue from sales of products and others	65,912	(5,821)	60,091
Operating expenses
Network operation and support expenses	200,007	86	200,093
Selling expenses	60,326	6,048	66,374
Cost of products sold	66,231	847	67,078
Other operating expenses	40,775	(32)	40,743
Consolidated Balance Sheet
s
(Extract)

	As of December 31, 2018
	As reported	Adjustments	Balances without adoption of IFRS 15

	Million	Million	Million
Assets
Non-current assets
Deferred tax assets	29,654	3,301	32,955
Other non-current assets	8,442	(8,442)	—
Current assets
Contract assets	5,022	(5,022)	—
Equity and liabilities
Liabilities
Current liabilities
Accrued expenses and other payables	195,572	68	195,640
Deferred revenue	63,185	177	63,362
Equity
Reserves	650,275	(10,408)	639,867